Commitments and Contingencies	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 8. Commitments and Contingencies
Operating Leases
The Company has a long-term operating lease for office, industrial, and laboratory space which was entered into in May 2017. On September 27, 2022, the Company entered into the First Amendment to Lease (the “Lease Amendment”), which amended the Lease Agreement to document the exercise of its option to extend the term of the lease for an additional 64 months, commencing February 1, 2023, and expiring on May 31, 2028 (the “Extension Term”). Pursuant to the amendment, the Company will pay initial monthly payments of $13,129, beginning February 2023, subject to 3% annual increases. The Company will receive a four-month rent concession at the start of the lease extension period on February 1, 2023. The lease also provides for allowances for tenant improvements which may be credited to rent within the first twelve-months of the Extension Term. As a result of this amendment, the Company recognized an additional right-of-use asset and corresponding lease liability of $549,227. The right-of-use asset and liability recognized equals the present value of the remaining payments due under the amended lease.
Rent expense for the three and nine months ended January 31, 2023 was $45,099 and $130,663, respectively, compared to $49,422 and $139,151, respectively, for the comparable periods in 2022.
The Company records
right-of-use
assets and liabilities at the present value of the fixed lease payments over the term at the commencement date. The Company uses its incremental borrowing rate of 12% to determine the present value of the lease as the rate implicit in the lease is typically not readily available.
Information related to the Company’s
right-of-use
assets and lease liabilities consist of the following:

January 31,
2023
Right-of-use assets	$549,227

Lease liabilities, current	—
Lease liabilities, net of current portion	549,227

Total lease liabilities	$549,227

Weighted average remaining term (in years)	5.3
Weighted average discount rate	12%

As of January 31, 2023, future maturities of lease liabilities due under lease agreements for the fiscal year ended are as follows:

April 30, 2024	$98,053
April 30, 2025	161,164
April 30, 2026	165,190
April 30, 2027	169,307
Thereafter	188,052
Less imputed interest	(232,539)

Total operating lease liabilities	$549,227

Litigation
From time to time, the Company may be subject to legal proceedings and claims that arise in the ordinary course of business. The Company does not believe that the outcome of those matters will have a material adverse effect to the financial position, operating results or cash flows. However, there can be no assurance such legal proceedings will not have a material impact.
The Company is not aware of any material claims outstanding or pending against the Company as of January 31, 2023.
Royalty Agreements
In 2013, the Company entered into an agreement (“Technology Agreement”) with its founder, conveying ownership of all intellectual property and rights to the Company. As part of that agreement, the Company will make royalty payments, based upon paid MyoVista device unit sales, as follows:
a) $500 on each of the first 2,400 MyoVista devices; and
b) $200 on each MyoVista device thereafter until royalties total $3,500,000.
The royalty obligation has a first priority security interest and pledge on the covered technology (as defined in the Technology Agreement, which essentially is comprised of the intellectual property of the MyoVista device) in priority to the debt holders of the $1.5M Notes and $1M Loan and Security Agreement as discussed further in Note 4.
Upon (i) the aggregate payment of $3,000,000 of royalties; (ii) the Common Stock having a closing quoted share price of $68.75 per share or more; or (iii) receipt by the Company of a bona fide offer valuing the Common Stock at $68.75 or more, then the secured interest and pledge shall be released.
In the event of a bankruptcy of the Company, any balance of the $3,500,000 royalty not paid at that point would accelerate and become an immediately due debt obligation of the Company with the benefit of the secured interest and pledge (if it remained at such time).
In December 2015, the Company entered into an agreement with The University Court of The University of Glasgow (“Glasgow”) for the license of the Glasgow algorithm interpretive analysis for the conventional ECG trace. As part of that agreement, the Company was required to make royalty payments, based upon MyoVista device unit sales dependent on sale volumes per year, and subject to minimum annual fees. To date, such amounts have been expensed to research and development as the Glasgow algorithm is an essential part of the device development as part of the submission for FDA clearance of the MyoVista device. The Company is currently in discussion with Glasgow to amend the agreement as prior to FDA clearance, there is no expectation of significant sales volumes.

Collaboration Agreements
On November 29, 2022, the Company entered into a multi-year Collaboration Agreement with Rutgers, The State University of New Jersey, to develop
AI-based
ECG algorithms for new or improved ECG indications.

Note 10 – Commitments and Contingencies
Litigation
From time to time, the Company may be subject to legal proceedings and claims that arise in the ordinary cours
e
of business. The Company does not believe that the outcome of those matters will have a material adverse effect to the financial position, operating results or cash flows. However, there can be no assurance such legal proceedings will not have a material impact.
The Company is not aware of any material claims outstanding or pending against the Company as April 30, 2022 and April 30, 2021.
Royalty Agreements
In 2013, the Company entered into an agreement (“Technology Agreement”) with its founder, conveying ownership of all intellectual property and rights to the Company. As part of that agreement, the Company will make royalty payments, based upon paid MyoVista device unit sales, as follows:
a) $500 on each of the first 2,400 MyoVista devices
b) $200 on each MyoVista device thereafter until royalties total $3,500,000.

The royalty obligation has a first secured interest and pledge on the covered technology (as defined in the Technology Agreement but essentially the intellectual property of the MyoVista device) in priority to the debt holders of the $1.5M Secured Convertible Promissory Notes and $1M Loan and Security Agreement as discussed further in Note 4.
Upon either (i) the aggregate payment of $3,000,000 of royalties; (ii) if the common stock is publicly listed and the closing quoted share price is $68.75 per share or more; or (iii) a bona fide offer valuing the common stock at $68.75 is received, then the secured interest and pledge shall be released.
In the event of a bankruptcy of the Company, any balance of the $3,500,000 royalty not paid at that point would accelerate and become an immediately due debt obligation of the Company with the benefit of the secured interest and pledge (if it remained at such time).
For the years ended April 30, 2022 and 2021, the sales royalties expensed to selling, general, and administrative expenses were $500 and $1,500, respectively.
The Company has an agreement with The University Court of The University of Glasgow for the license of the Glasgow algorithm interpretive analysis for the conventional ECG trace. As part of that agreement the Company is obliged to make royalty payments, based upon MyoVista device unit sales at the rate of $35 - $50 per unit depending on sale volumes per year. The agreement is subject to an annual minimum fee and should the sale volume royalties be below this level then the minimum will apply. To date, MyoVista device unit sales have such that the minimum payments have applied. Prior to FDA clearance, the Company does not expect to achieve device unit sales volumes which would exceed the minimum. The minimum fee has been expensed to research and development as the Glasgow algorithm is an essential part of the device development as part of the submission for FDA clearance of the MyoVista device. For the years ended April 30, 2022 and 2021, the minimum payments were $20,000, subject to a 3% annual increase.